Themes Natural Monopoly ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary Products - 0.5%
Suzuki Motor Corp.	700	$ 8,419

Consumer Staple Products - 4.4%
Anheuser-Busch InBev SA/NV	206	17,102
Coca-Cola Co.	190	15,441
General Mills, Inc.	285	9,918
PepsiCo, Inc.	93	12,592
Procter & Gamble Co.	93	13,638
		68,691

Financial Services - 18.4%
ASX Ltd.	1,668	61,576
Blackrock, Inc.	54	51,924
Corpay, Inc. (a)	13	4,332
Experian PLC	83	2,800
Mastercard, Inc. - Class A	102	52,387
Moody's Corp.	9	4,076
Raymond James Financial, Inc.	354	53,819
Visa, Inc. - Class A	163	55,924
		286,838

Health Care - 8.8%
AbbVie, Inc.	117	29,442
Cencora, Inc.	9	2,547
EssilorLuxottica SA	84	15,745
Fresenius SE & Co. KGaA	56	2,557
IQVIA Holdings, Inc. (a)	118	22,800
Johnson & Johnson	129	32,762
Labcorp Holdings, Inc.	11	3,080
Medtronic PLC	278	21,748
Quest Diagnostics, Inc.	15	3,179
Sonic Healthcare Ltd.	173	2,493
		136,353

Industrial Products - 21.0%
AMETEK, Inc.	75	18,146
Assa Abloy AB - Class B	259	9,146
Atlas Copco AB - Class A	834	16,871
BAE Systems PLC	2,740	67,020
Fortive Corp.	1,138	69,520
Honeywell Aerospace, Inc. (a)	161	35,594
Honeywell International, Inc.	161	36,048
Schneider Electric SE	55	17,935
Siemens AG	54	17,347
Snap-on, Inc.	29	11,670
Techtronic Industries Co. Ltd.	900	14,861
Xylem, Inc.	111	13,121
		327,279

Industrial Services - 6.8%
Brambles Ltd.	353	4,761
Canadian Pacific Kansas City Ltd.	74	6,416

Cintas Corp.	36	6,123
Compass Group PLC	214	6,912
FedEx Corp.	19	5,949
Fedex Freight Holding Co., Inc. (a)	9	1,359
Kuehne + Nagel International AG	27	6,548
Paychex, Inc.	475	46,707
Persol Holdings Co. Ltd.	2,200	3,347
RELX PLC	101	3,170
Republic Services, Inc.	18	3,835
Stantec, Inc.	40	2,759
Vinci SA	29	4,235
Waste Management, Inc.	19	4,235
		106,356

Materials - 3.5%
Air Liquide SA	29	5,742
BHP Group Ltd.	193	7,937
CRH PLC	50	5,350
Heidelberg Materials AG	22	4,195
Holcim AG	62	5,592
Nippon Paint Holdings Co. Ltd.	700	4,533
Nippon Sanso Holdings Corp.	200	7,375
Sherwin-Williams Co.	14	4,821
Sika AG	20	4,128
Vulcan Materials Co.	18	5,310
		54,983

Media - 1.4%
Charter Communications, Inc. - Class A (a)	33	4,693
Comcast Corp. - Class A	222	5,450
Expedia Group, Inc.	24	6,141
Uber Technologies, Inc. (a)	63	4,546
Versant Media Group, Inc.	8	288
		21,118

Oil & Gas - 2.9%
Aker BP ASA	330	10,108
SLB Ltd.	97	4,510
Suncor Energy, Inc.	183	9,845
TotalEnergies SE	125	9,716
Var Energi ASA	2,625	10,923
		45,102

Retail & Wholesale - Discretionary - 4.4%
Copart, Inc. (a)	520	14,659
eBay, Inc.	233	26,037
Ferguson Enterprises, Inc.	12	2,848
Home Depot, Inc.	60	21,161
Reece Ltd.	312	3,722
		68,427

Retail & Wholesale - Staples - 3.2%
Alimentation Couche-Tard, Inc.	372	23,711
George Weston Ltd.	285	20,457
ITOCHU Corp.	200	2,281
Sysco Corp.	36	3,009
		49,458

Software & Technology Services - 8.0%
Accenture PLC - Class A	200		24,888
Autodesk, Inc. (a)	182		35,385
Intuit, Inc.	81		21,141
Pro Medicus Ltd.	18		2,535
Sage Group PLC	3,690		39,940
			123,889

Tech Hardware & Semiconductors - 10.6%
Broadcom, Inc.	182		68,751
Cisco Systems, Inc.	816		95,847
			164,598

Telecommunications - 1.4%
AT&T, Inc.	181		3,747
HKT Trust & HKT Ltd.	3,060		4,549
KDDI Corp.	300		5,065
SoftBank Corp.	3,300		4,224
Verizon Communications, Inc.	116		4,911
			22,496

Utilities - 3.3%
American Water Works Co., Inc.	60		7,895
Duke Energy Corp.	70		8,861
Exelon Corp.	186		8,671
National Grid PLC	572		9,469
Origin Energy Ltd.	1,062		8,073
Severn Trent PLC	216		8,469
			51,438
TOTAL COMMON STOCKS (Cost $1,502,437)			1,535,445

PREFERRED STOCKS - 0.5%	Shares		Value
Consumer Discretionary Products - 0.5%
Volkswagen AG, 0.00%	83		6,648
TOTAL PREFERRED STOCKS (Cost $9,929)			6,648

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	5,049		5,049
TOTAL MONEY MARKET FUNDS (Cost $5,049)			5,049

TOTAL INVESTMENTS - 99.4% (Cost $1,517,415)			1,547,142
Other Assets in Excess of Liabilities - 0.6%		0.00632	9,840
TOTAL NET ASSETS - 100.0%			$ 1,556,982

Percentages are stated as a percent of net assets. PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Natural Monopoly ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,535,445	$ –	$ –	$ 1,535,445
Preferred Stocks	6,648	–	–	6,648
Money Market Funds	5,049	–	–	5,049
Total Investments	$ 1,547,142	$ –	$ –	$ 1,547,142

Refer to the Schedule of Investments for further disaggregation of investment categories.